Assets and liabilities held for sale and discontinued operations - Additional information (Details) $ in Thousands			3 Months Ended	12 Months Ended
	Sep. 15, 2020 USD ($)	Jan. 23, 2020 USD ($) T	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) operation	Dec. 31, 2019 USD ($) operation	Dec. 31, 2018 USD ($)
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale				$ 0	$ 12,705
Gain (loss) from sale of vessel	$ 400
Number of discontinued operations | operation				0	0
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale				$ 0	$ 12,705	$ 42,000
Gain (loss) from sale of vessel				0	0
Vessels | Finesse
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
VLCC weight (in deadweight tons) | T		149,994
Proceeds from sales of vessels previously held for sale		$ 21,800
Fair value, net of cost of disposal		$ 21,000
Assets held for sale					12,700
Gain (loss) from sale of vessel			$ 8,300
Cost | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale				$ 0	0
Cost | Vessels | Finesse
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale					$ 12,700